Vessels under Construction Vessels under Contruction (Tables)	6 Months Ended
Jun. 30, 2018
Vessel Under Construction [Abstract]
Vessels under construction rollforward [Table Text Block]	A rollforward of activity within vessels under construction is as follows (in thousands):

Balance at December 31, 2017	$6,710
Installment payments and other	20,060
Balance at June 30, 2018	$26,770